Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2025	Jun. 30, 2024
Lab Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Lab Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Computer Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years